Value Line Larger Companies Focused Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 99.5%
	COMMUNICATION SERVICES 17.8%
	INTERNET 14.0%
7,200	Alphabet, Inc. Class A*	$10,552,320
56,000	Facebook, Inc. Class A*	14,666,400
22,000	Netflix, Inc. *	11,000,660
90,000	Tencent Holdings, Ltd. ADR (1)	6,088,500
180,000	Twitter, Inc. *	8,010,000
		50,317,880
	MEDIA 1.2%
36,000	Walt Disney Co. (The)	4,466,880

	SOFTWARE 2.6%
115,000	Activision Blizzard, Inc.	9,309,250
		64,094,010
	CONSUMER DISCRETIONARY 15.7%
	INTERNET 10.0%
33,000	Alibaba Group Holding, Ltd. ADR *	9,701,340
8,300	Amazon.com, Inc. *	26,134,459
		35,835,799
	LEISURE TIME 2.3%
83,000	Peloton Interactive, Inc. Class A*	8,236,920

	RETAIL 3.4%
80,000	Starbucks Corp.	6,873,600
24,000	Ulta Beauty, Inc. *	5,375,520
		12,249,120
		56,321,839
	CONSUMER STAPLES 1.2%
	BEVERAGES 1.2%
23,000	Constellation Brands, Inc. Class A	4,358,730

	ENERGY 0.8%
	OIL & GAS 0.8%
95,000	Diamondback Energy, Inc.	2,861,400

	FINANCIALS 1.0%
	DIVERSIFIED FINANCIAL SERVICES 1.0%
70,000	Blackstone Group, Inc. (The) Class A	3,654,000

	HEALTHCARE 21.7%
	BIOTECHNOLOGY 16.8%
84,000	Alexion Pharmaceuticals, Inc. *	9,612,120
875,000	Amarin Corp. PLC ADR *(1)	3,683,750
179,214	Biohaven Pharmaceutical Holding Co., Ltd. *	11,650,702
54,000	BioMarin Pharmaceutical, Inc. *	4,108,320
98,000	Exact Sciences Corp. *(1)	9,991,100
530,000	Exelixis, Inc. *	12,958,500
65,000	Intercept Pharmaceuticals, Inc. *(1)	2,694,900
22,000	Vertex Pharmaceuticals, Inc. *	5,986,640
		60,686,032
	HEALTHCARE PRODUCTS 1.5%
68,000	Edwards Lifesciences Corp. *	5,427,760

	PHARMACEUTICALS 3.4%
75,000	Bristol-Myers Squibb Co.	4,521,750
18,500	DexCom, Inc. *	7,626,255
		12,148,005
		78,261,797
	INDUSTRIALS 1.4%
	INTERNET 1.4%
185,000	Lyft, Inc. Class A *	5,096,750

	INFORMATION TECHNOLOGY 39.9%
	COMMERCIAL SERVICES 3.7%
68,000	PayPal Holdings, Inc. *	13,398,040

	COMPUTERS 3.9%
64,000	Apple, Inc.	7,411,840
48,000	Crowdstrike Holdings, Inc. Class A *	6,591,360
		14,003,200
	DIVERSIFIED FINANCIALS 2.6%
46,000	Visa, Inc. Class A	9,198,620

	INTERNET 4.6%
9,500	Shopify, Inc. Class A *	9,718,215
68,000	Zendesk, Inc. *	6,998,560
		16,716,775
	SEMICONDUCTORS 5.2%
24,000	NVIDIA Corp.	12,989,280
48,000	QUALCOMM, Inc.	5,648,640
		18,637,920
	SOFTWARE 19.9%
16,000	Adobe, Inc. *	7,846,880
29,000	Microsoft Corp.	6,099,570
18,000	RingCentral, Inc. Class A *	4,942,980
34,000	Salesforce.com, Inc. *	8,544,880
27,500	ServiceNow, Inc. *	13,337,500
220,000	Slack Technologies, Inc. Class A *(1)	5,909,200
59,000	Splunk, Inc. *	11,099,670
32,000	Twilio, Inc. Class A *	7,906,880

September 30, 2020

Shares		Value
28,000	Workday, Inc. Class A *	$6,023,640
		71,711,200
		143,665,755
TOTAL COMMON STOCKS (Cost $215,941,232)		358,314,281
SHORT-TERM INVESTMENTS 3.3%
	MONEY MARKET FUNDS 3.3%
2,436,961	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.027% (2)	$2,436,961
9,463,742	State Street Navigator Securities Lending Government Money Market Portfolio (3)	9,463,742
TOTAL SHORT-TERM INVESTMENTS (Cost $11,900,703)		11,900,703
TOTAL INVESTMENT SECURITIES (4) 102.8% (Cost $227,841,935)		$370,214,984
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.8)%		(10,016,115)
NET ASSETS 100%		$360,198,869

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2020, the market value of the securities on loan was $19,679,277.
(2)	Rate reflects 7 day yield as of September 30, 2020.
(3)	Securities with an aggregate market value of $19,679,277 were out on loan in exchange for collateral including $9,463,742 of cash collateral as of September 30, 2020. The collateral was invested in a cash collateral reinvestment vehicle.
(4)	For federal income tax purposes, the aggregate cost was $227,841,935, aggregate gross unrealized appreciation was $161,123,869, aggregate gross unrealized depreciation was $18,750,820 and the net unrealized appreciation was $142,373,049.
ADR	American Depositary Receipt.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$358,314,281	$—	$—	$358,314,281
Short-Term Investments	11,900,703	—	—	11,900,703
Total Investments in Securities	$370,214,984	$—	$—	$370,214,984

* See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.